INVESTMENT SECURITIES - Investments in debt securities at fair value through profit or loss (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment securities
Financial assets	$ 245,105,338	$ 222,154,907
Financial assets at fair value through profit or loss, category [member]
Disclosure of investment securities
Financial assets	31,256
Securities issued by other issuers | Financial assets at fair value through profit or loss, category [member]
Disclosure of investment securities
Financial assets	$ 31,256